8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses And Other Current Liabilities Details
Advisory costs	$ 44,591	$ 172,051
Travel and hotel costs	4,478	15,272
Development costs	14,174	10,063
Management fee	11,190	0
Interest	10,717	8,451
Wage tax' return	17,992	15,177
Holiday pay allowance/Net salary	53,555	17,648
Penalty waiver	14,630	0
Marketing	70,347	0
Accrued stock liability	21,841	0
VAT related to Symbid corp	10,828	0
Other current liabilities	17,197	18,266
Accrued expenses and other current liabilities	$ 291,540	$ 256,928